COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Class A-1 Shares Total Stockholders' Equity	Class A-1 Shares Parent's Net Investment	Class A-1 Shares Common Stock	Class A-1 Shares Additional Paid-In Capital	Class A-1 Shares Cumulative Dividends In Excess Of Earnings	Class A-1 Shares Common Units of Janus OP, LLC, held by Healthpeak Properties, Inc.	Class A-1 Shares Other Noncontrolling Interests	Class A-1 Shares	Class A-2 Shares Total Stockholders' Equity	Class A-2 Shares Parent's Net Investment	Class A-2 Shares Common Stock	Class A-2 Shares	Total Stockholders' Equity	Parent's Net Investment	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Common Units of Janus OP, LLC, held by Healthpeak Properties, Inc.	Other Noncontrolling Interests	Total
Beginning balance at Dec. 31, 2024																			$ 1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)																			(2,110)
Net distributions to Parent																			(3,221)
Ending balance at Mar. 31, 2025																			1,303,522
Beginning balance at Dec. 31, 2024																			1,308,853
Increase (Decrease) in Stockholders' Equity
Net income (loss)																			6,349
Net distributions to Parent																			(32,892)
Ending balance at Dec. 31, 2025			$ 0								$ 0		$ 1,282,310	$ 1,282,310	$ 0	$ 0	$ 0	$ 0	1,282,310
Ending balance (in shares) at Dec. 31, 2025			0					0			0	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ 31,332	$ 39,888			$ (8,556)	$ (3,467)	$ 9	$ 27,874											27,874
Net contributions from Parent									$ 837,092	$ 837,092		$ 837,092
Issuance of common stock in connection with initial public offering, net of underwriting fees and offering costs	$ 131,690	$ (2,159,290)	$ 1,872	$ 2,289,108				$ 131,690	$ 759		$ 759	$ 759
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs (in shares)			187,223,000								75,918,000
Issuance of noncontrolling interests in connection with initial public offering																	763,401	2,737	766,138
Stock-based compensation													16		16			18	34
Acquisition of noncontrolling interests																		345	345
Distributions to noncontrolling interests			$ 0								$ 0		0	0	0	0	0	(354)	(354)
Adjustments to noncontrolling interests													(118,395)		(118,395)		118,395
Ending balance at Mar. 31, 2026			$ 1,872								$ 759		$ 2,164,804	$ 0	$ 2,170,729	$ (8,556)	$ 878,329	$ 2,755	$ 3,045,888
Ending balance (in shares) at Mar. 31, 2026			187,223,000					187,222,996			75,918,000	75,917,780